Schedule of Investments (unaudited)
August 31, 2025
 Franklin U.S. Large Cap Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 99.0%
Communication Services — 11.2%
Diversified Telecommunication Services — 0.8%
AT&T Inc.	103,799	$3,040,273
Entertainment — 1.8%
Electronic Arts Inc.	8,048	1,383,854
Netflix Inc.	4,686	5,661,859 *
Total Entertainment		7,045,713
Interactive Media & Services — 8.4%
Alphabet Inc., Class A Shares	48,534	10,333,374
Alphabet Inc., Class C Shares	42,252	9,022,069
Meta Platforms Inc., Class A Shares	17,403	12,855,596
Total Interactive Media & Services		32,211,039
Media — 0.2%
Comcast Corp., Class A Shares	23,600	801,692

Total Communication Services		43,098,717
Consumer Discretionary — 11.7%
Automobiles — 2.3%
Ford Motor Co.	125,973	1,482,702
General Motors Co.	47,627	2,790,466
Tesla Inc.	13,701	4,574,353 *
Total Automobiles		8,847,521
Broadline Retail — 4.1%
Amazon.com Inc.	57,932	13,266,428 *
eBay Inc.	25,410	2,302,400
Total Broadline Retail		15,568,828
Diversified Consumer Services — 0.5%
ADT Inc.	226,112	1,969,436
Hotels, Restaurants & Leisure — 0.8%
Booking Holdings Inc.	562	3,146,666
Specialty Retail — 3.1%
Gap Inc.	85,035	1,871,620
Home Depot Inc.	8,275	3,366,022
Lowe’s Cos. Inc.	11,212	2,893,369
TJX Cos. Inc.	15,708	2,145,870
Ulta Beauty Inc.	3,046	1,500,855 *
Total Specialty Retail		11,777,736
Textiles, Apparel & Luxury Goods — 0.9%
Crocs Inc.	15,807	1,378,371 *
Tapestry Inc.	20,594	2,096,881
Total Textiles, Apparel & Luxury Goods		3,475,252

Total Consumer Discretionary		44,785,439
Consumer Staples — 5.7%
Consumer Staples Distribution & Retail — 2.2%
Costco Wholesale Corp.	1,038	979,166
Kroger Co.	37,577	2,549,224
Walmart Inc.	51,392	4,983,996
Total Consumer Staples Distribution & Retail		8,512,386
See Notes to Schedule of Investments.

Franklin U.S. Large Cap Equity Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2025
 Franklin U.S. Large Cap Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Food Products — 1.0%
Ingredion Inc.	15,418	$1,997,248
Pilgrim’s Pride Corp.	40,789	1,813,071
Total Food Products		3,810,319
Household Products — 1.7%
Colgate-Palmolive Co.	21,713	1,825,412
Kimberly-Clark Corp.	8,018	1,035,444
Procter & Gamble Co.	22,619	3,552,088
Total Household Products		6,412,944
Tobacco — 0.8%
Altria Group Inc.	46,652	3,135,481

Total Consumer Staples		21,871,130
Energy — 1.6%
Oil, Gas & Consumable Fuels — 1.6%
APA Corp.	95,460	2,216,581
EOG Resources Inc.	18,502	2,309,419
Exxon Mobil Corp.	13,285	1,518,343

Total Energy		6,044,343
Financials — 13.6%
Banks — 3.6%
Bank of America Corp.	19,409	984,813
Citigroup Inc.	35,422	3,420,702
JPMorgan Chase & Co.	19,183	5,782,140
Wells Fargo & Co.	45,359	3,727,603
Total Banks		13,915,258
Capital Markets — 3.2%
Bank of New York Mellon Corp.	30,874	3,260,295
Goldman Sachs Group Inc.	4,997	3,724,014
Morgan Stanley	13,392	2,015,228
SEI Investments Co.	19,245	1,698,949
State Street Corp.	12,887	1,481,618
Total Capital Markets		12,180,104
Financial Services — 5.2%
Berkshire Hathaway Inc., Class B Shares	9,021	4,537,383 *
Mastercard Inc., Class A Shares	8,765	5,217,717
MGIC Investment Corp.	75,294	2,095,432
PayPal Holdings Inc.	31,170	2,187,822 *
Visa Inc., Class A Shares	13,444	4,729,330
Western Union Co.	132,308	1,147,110
Total Financial Services		19,914,794
Insurance — 1.6%
American International Group Inc.	28,422	2,311,277
Axis Capital Holdings Ltd.	11,791	1,162,357
Old Republic International Corp.	40,091	1,602,437
Unum Group	16,358	1,142,770
Total Insurance		6,218,841

Total Financials		52,228,997
See Notes to Schedule of Investments.

Franklin U.S. Large Cap Equity Fund 2025 Quarterly Report

 Franklin U.S. Large Cap Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Health Care — 9.8%
Biotechnology — 5.0%
AbbVie Inc.	23,325	$4,907,580
Amgen Inc.	8,250	2,373,607
Biogen Inc.	7,953	1,051,546 *
Exelixis Inc.	59,378	2,221,925 *
Gilead Sciences Inc.	25,381	2,867,292
Halozyme Therapeutics Inc.	35,224	2,576,636 *
Regeneron Pharmaceuticals Inc.	1,863	1,081,844
United Therapeutics Corp.	6,781	2,066,577 *
Total Biotechnology		19,147,007
Health Care Equipment & Supplies — 1.8%
Abbott Laboratories	24,117	3,199,361
Boston Scientific Corp.	11,613	1,225,172 *
IDEXX Laboratories Inc.	3,760	2,433,058 *
Total Health Care Equipment & Supplies		6,857,591
Health Care Providers & Services — 1.5%
Cardinal Health Inc.	13,869	2,063,430
Cencora Inc.	5,676	1,655,178
McKesson Corp.	3,306	2,270,032
Total Health Care Providers & Services		5,988,640
Life Sciences Tools & Services — 0.3%
Medpace Holdings Inc.	2,389	1,135,993 *
Pharmaceuticals — 1.2%
Bristol-Myers Squibb Co.	40,139	1,893,758
Eli Lilly & Co.	2,228	1,632,188
Johnson & Johnson	6,093	1,079,497
Total Pharmaceuticals		4,605,443

Total Health Care		37,734,674
Industrials — 7.6%
Aerospace & Defense — 2.6%
General Dynamics Corp.	7,670	2,489,452
General Electric Co.	17,014	4,682,253
Lockheed Martin Corp.	5,360	2,442,177
RTX Corp.	2,551	404,588
Total Aerospace & Defense		10,018,470
Building Products — 0.2%
Allegion PLC	5,336	906,053
Construction & Engineering — 0.8%
EMCOR Group Inc.	4,749	2,944,380
Ground Transportation — 1.6%
Lyft Inc., Class A Shares	27,411	444,606 *
Ryder System Inc.	15,824	2,967,316
Uber Technologies Inc.	30,561	2,865,094 *
Total Ground Transportation		6,277,016
Machinery — 0.6%
Allison Transmission Holdings Inc.	24,083	2,102,687
See Notes to Schedule of Investments.

Franklin U.S. Large Cap Equity Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2025
 Franklin U.S. Large Cap Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Passenger Airlines — 0.6%
United Airlines Holdings Inc.	21,407	$2,247,735 *
Professional Services — 0.1%
Genpact Ltd.	12,363	560,538
Trading Companies & Distributors — 1.1%
Fastenal Co.	41,206	2,046,290
Ferguson Enterprises Inc.	9,652	2,231,060
Total Trading Companies & Distributors		4,277,350

Total Industrials		29,334,229
Information Technology — 33.6%
Communications Equipment — 1.0%
Cisco Systems Inc.	53,680	3,708,751
IT Services — 0.5%
VeriSign Inc.	6,533	1,785,927
Semiconductors & Semiconductor Equipment — 12.6%
Applied Materials Inc.	15,158	2,436,800
Broadcom Inc.	23,375	6,951,491
Cirrus Logic Inc.	16,003	1,827,382 *
Lam Research Corp.	13,679	1,369,952
Micron Technology Inc.	18,085	2,152,296
NVIDIA Corp.	165,181	28,771,227
QUALCOMM Inc.	18,040	2,899,569
Skyworks Solutions Inc.	26,120	1,957,433
Total Semiconductors & Semiconductor Equipment		48,366,150
Software — 13.4%
Adobe Inc.	6,356	2,267,185 *
AppLovin Corp., Class A Shares	5,889	2,818,417 *
DocuSign Inc.	24,834	1,903,774 *
Dropbox Inc., Class A Shares	78,933	2,293,793 *
Gen Digital Inc.	60,745	1,834,499
Intuit Inc.	4,133	2,756,711
Microsoft Corp.	50,655	25,666,382
Oracle Corp.	3,028	684,722
Palantir Technologies Inc., Class A Shares	23,793	3,728,601 *
Pegasystems Inc.	40,530	2,197,131
RingCentral Inc., Class A Shares	56,053	1,710,177 *
ServiceNow Inc.	2,422	2,222,088 *
Zoom Communications Inc., Class A Shares	17,264	1,405,635 *
Total Software		51,489,115
Technology Hardware, Storage & Peripherals — 6.1%
Apple Inc.	98,433	22,850,237
Western Digital Corp.	6,466	519,478
Total Technology Hardware, Storage & Peripherals		23,369,715

Total Information Technology		128,719,658
Materials — 2.4%
Chemicals — 1.1%
CF Industries Holdings Inc.	24,173	2,094,107
See Notes to Schedule of Investments.

Franklin U.S. Large Cap Equity Fund 2025 Quarterly Report

 Franklin U.S. Large Cap Equity Fund
(Percentages shown based on Fund net assets)
	Security	Shares	Value

Chemicals — continued
	Corteva Inc.	30,997	$2,299,668
Total Chemicals			4,393,775
Containers & Packaging — 0.5%
	Crown Holdings Inc.	19,486	1,936,519
Metals & Mining — 0.8%
	Newmont Corp.	39,796	2,960,822

Total Materials			9,291,116
Real Estate — 0.6%
Specialized REITs — 0.6%
	VICI Properties Inc.	64,028	2,162,866

Utilities — 1.2%
Electric Utilities — 0.5%
	NRG Energy Inc.	13,575	1,975,977
Gas Utilities — 0.7%
	UGI Corp.	71,898	2,490,547

Total Utilities			4,466,524
Total Investments before Short-Term Investments (Cost — $261,202,007)			379,737,693
	Rate
Short-Term Investments — 1.2%
Invesco Treasury Portfolio, Institutional Class (Cost — $4,517,612)	4.153%	4,517,612	4,517,612 (a)
Total Investments — 100.2% (Cost — $265,719,619)			384,255,305
Liabilities in Excess of Other Assets — (0.2)%			(773,452)
Total Net Assets — 100.0%			$383,481,853

*	Non-income producing security.
(a)	Rate shown is one-day yield as of the end of the reporting period.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Franklin U.S. Large Cap Equity Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Franklin U.S. Large Cap Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Franklin U.S. Large Cap Equity Fund 2025 Quarterly Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$379,737,693	—	—	$379,737,693
Short-Term Investments†	4,517,612	—	—	4,517,612
Total Investments	$384,255,305	—	—	$384,255,305

†	See Schedule of Investments for additional detailed categorizations.

Franklin U.S. Large Cap Equity Fund 2025 Quarterly Report